Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss	$ (19,782)	$ (22,705)	$ (27,703)	$ (99,095)
Net income from discontinued operations (including gain on sale of MTI Instruments of $7,751 for the year ended December 31, 2022)				(7,921)
Net loss from continuing operations	(19,782)	(22,705)	(27,703)	(107,016)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4,634	2,387	3,894	18,731
Amortization expense	7,116	7,111	9,483	9,483
Stock-based compensation	3,286	3,709	4,225	3,673
Consultant stock compensation			87	179
Deferred income taxes	(1,806)	(524)	(1,107)	(1,388)
Impairment on fixed assets	130	418	575	47,372
Provision for credit losses	611
Amortization of operating lease asset	139	177	238	202
Impairment on equity investment				750
Loss on debt extinguishment and revaluation, net	7,495	2,350	3,904	11,130
Amortization on deferred financing costs and discount on notes	179	748	753	6,538
Loss on sale of fixed assets	21	404	398	4,089
Changes in operating assets and liabilities:
Accounts receivable	536	(1,552)	(2,620)	211
Prepaid expenses and other current assets	(3,429)	(484)	(306)	146
Other long-term assets	(5,771)	(307)	(304)	(29)
Accounts payable	1,159	551	(862)	553
Deferred revenue		(453)	(453)	137
Customer deposits			2,836
Operating lease liabilities	(141)	(172)	(234)	(197)
Other liabilities and customer deposits	(811)	1,294	320	(308)
Accrued liabilities	3,022	2,644	3,889	(374)
Net cash used in operating activities	(3,412)	(4,404)	(2,987)	(6,118)
Net cash provided by operating activities- discontinued operations				369
Investing Activities
Purchases of property, plant, and equipment	(3,820)	(12,534)	(12,705)	(63,684)
Purchases of intangible assets	(95)	(49)	(58)	(76)
Proceeds from disposal on property, plant, and equipment	215	2,266	2,286	2,605
Deposits of equipment, net	(3,991)	200	147	6,441
Net cash used in investing activities	(7,691)	(10,117)	(10,330)	(54,714)
Net cash provided by investing activities- discontinued operations				9,084
Financing Activities
Proceeds from preferred offerings				16,658
Proceeds from common stock securities purchase agreement offering		817	817	2,858
Proceeds from notes and debt issuance	14,470	3,100	3,100	30,543
Payments on Navitas loan and notes payable	(2,261)	(510)
Costs of preferred offering				(1,910)
Costs of common stock securities purchase agreement offering		(10)	(10)	(504)
Costs of notes and short-term debt issuance			(1,057)	(2,078)
Cash dividend distribution on preferred stock				(3,852)
Payments on NYDIG loans and line of credit		(350)	(350)	(4,491)
Contributions from non-controlling interest	5,098	19,706	20,365	4,786
Distributions to non-controlling interest	(6,694)		(1,002)
Proceeds from stock option exercises				153
Proceeds from common stock warrant exercises	2,330			779
Net cash provided by financing activities	12,943	22,753	21,863	42,942
Increase in cash & restricted cash	1,840	8,232	8,546	(17,890)
Increase in cash & restricted cash- discontinued operations				9,453
Cash & restricted cash – beginning of period	10,367	1,821	1,821	10,258
Cash & restricted cash – end of period	12,207	10,053	10,367	1,821
Supplemental Disclosure of Cash Flow Information
Interest paid on NYDIG loans and line of credit	115	567	6	1,311
Interest paid on Navitas loan	103		204
Interest paid on convertible noteholder default			617
Noncash investing and financing activities:
Warrant consideration in relation to convertible notes and revaluation of warrant liability	5,606	1,330
Notes converted to common stock	5,877	2,444	6,013	3,295
Noncash membership distribution accrual	741
SEPA commitment payment	250
Noncash disposal of NYDIG collateralized equipment		2,576	3,137
Noncash non-controlling interest contribution			2,095
Interest and penalty settled through repossession of collateralized equipment			1,773
Warrant consideration in relation to convertible notes and debt			1,637	14,602
Non-controlling interest membership distribution accrual			517
Noncash non-controlling interest contributions	1,440	2,746
Noncash activity right-of-use assets obtained in exchange for lease obligations		403	403	20
Promissory note and interest conversion to common shares		845	845	15,236
Noncash proceed on sale of equipment			240	210
Series B preferred dividend prefunded warrant and common stock issuance			656
Noncash equipment financing				4,620
Proceed receivable from sale of MTI Instruments				$ 295
Series B preferred dividend in accrued expense		657
Noncash note receivable from sale of equipment		$ 240